EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of earnings per share

	Year ended 31 December 2025
	Class A	Class B
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	(108.2)	(4.0)
Weighted average number of shares outstanding	69,486,095	25,862,650
Adjusted weighted average of shares outstanding	69,486,095	25,862,650
Basic and diluted earnings (loss) per share (in CHF)	(1.6)	(0.2)

	Year ended 31 December 2024
	Class A	Class B
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	(352.7)	(13.1)
Weighted average number of shares outstanding	69,619,207	25,977,316
Adjusted weighted average of shares outstanding	69,619,207	25,977,316
Basic and diluted earnings (loss) per share (in CHF)	(5.1)	(0.5)

The number of shares outstanding is shown in absolute units below, rather than time-weighted units.

	2025		2024
	Class A	Class B	Class A	Class B
Shares Outstanding as of 1 January	68,858,888	25,977,316	69,759,702	25,977,316
Acquisition of treasury shares	—	—	(1,000,000)	—
Distribution from treasury shares	1,232,533	—	99,186	—
Shares transferred between share classes	17,193	(171,930)	—	—
Shares Outstanding as of 31 December	70,108,614	25,805,386	68,858,888	25,977,316

Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share
The table below shows all potential ordinary shares, including those equity awards which are excluded from the calculation of the diluted earnings per share due to their anti-dilutive impact. The PSU plans shown below would not be included due to the performance condition not yet being achieved; however, they are displayed below to give a holistic overview of potential dilution in the future. The table below shows absolute units, rather than the 2025 time-weighted units.

	2025	2024
PSU plans	690,536	421,608
RSU plans	389,563	399,399
SAR plans[6]	73,772	63,814
Legacy LG RSU plans	655,081	1,402,510
Potential ordinary shares of Class A	1,808,952	2,287,331
[5] Dilutive impact calculated based on closing share price of CHF 42.42 (2024: 39.32 ) as at 31 December. Comparative figure has been adjusted to reflect potential dilutive impact rather than the amount of outstanding SARs.